Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Putnam ESG Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Putnam ESG Core Bond ETF
Class Name	Putnam ESG Core Bond ETF
Trading Symbol	PCRB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam ESG Core Bond ETF for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam ESG Core Bond ETF	$18	0.34%
[1],[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 683,678,858
Holdings Count | $ / shares	438	[3]
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$683,678,858
Total Number of Portfolio Holdings*	438
Portfolio Turnover Rate	123%
[3]
Holdings [Text Block]		[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.